Label	Element	Value
Van Eck VIP Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811976_SupplementTextBlock

Van Eck VIP Trust

Supplement dated August 14, 2014 (“Supplement”)
to the Prospectuses of Van Eck VIP Multi-Manager Alternatives Fund

dated May 1, 2014

This Supplement updates certain information contained in the above-dated Prospectuses for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Multi-Manager Alternatives Fund (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectuses and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The Prospectuses for the Fund are supplemented as follows:

1.	The section of each Prospectus entitled “Principal Investment Strategies – Event-Driven Strategies” is supplemented by:

a.	Replacing the first sentence of such section with the following:

Event-driven strategies seek to benefit from events that disrupt price relationships across securities. These events include corporate events, such as mergers, acquisitions and spin-offs, and other events, such as macroeconomic shocks and index re-balances; and

b.	Adding the following as the second type of strategy described in such section:

Index Arbitrage: An index arbitrage strategy seeks to exploit the potential mispricing of securities as between the underlying holdings of an index and the financial products that seek to track such index.

Risk/Return [Heading]	rr_RiskReturnHeading	Van Eck VIP Multi-Manager Alternatives Fund